UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Capital Appreciation Premium Income ETF (TCAL)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Capital Appreciation Premium Income ETF (the "fund") for the period of March 26, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Premium Income ETF	$27	0.35%

What drove fund performance during the past period?

  Major U.S. stock market indexes rose during the period. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.

  On an absolute basis, the fund’s position in U.S. defense contractor L3Harris contributed, as shares advanced thanks to strong earnings and improved forward guidance amid increased global defense spending. A position in Wal-Mart also contributed to the fund’s return as shares of the retailer advanced over the course of the year.

  On the negative side, the fund’s focus on lower-volatility names limited the opportunity to participate in the upside of a market that heavily favored higher-growth, higher-volatility, and momentum names. While the fund achieved its primary goal of generating strong regular distributions from call-option premiums and dividends, exposure to some names that declined on an absolute basis and other names that failed to keep pace with the broader market hindered the fund’s ability to achieve its goal of preserving capital for the period.

  The fund had material exposure to derivatives through the use of covered call options, which had a positive impact on results for the year.

  Over the long-term, the fund seeks to provide high income, substantially reduce downside risk, and preserve principal. Notable changes in positioning during the period included an increased position in consumer staples and decreased positions in information technology and utilities.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
3/26/25	10,080	9,806	9,924
6/2025	10,104	10,883	10,113
9/2025	10,269	11,773	10,470
12/2025	10,252	12,056	11,154

202505-4541202, 202601-5112246

ETF1176-052 02/26

Average Annual Total Returns

Fund	Since Inception 3/26/25
Capital Appreciation Premium Income ETF (Based on Net Asset Value)	2.52%
Russell 3000 Index (Regulatory Benchmark)	20.56%
CBOE S&P 500 BuyWrite Index (Strategy Benchmark)	11.54%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$211,568
  Number of Portfolio Holdings239
  Investment Advisory Fees Paid (000s)$287
  Portfolio Turnover Rate157.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	100.1%
Short-Term and Other	(0.1)

Top Ten Holdings (as a % of Net Assets)

Mastercard	2.0%
Cintas	1.9
Thermo Fisher Scientific	1.9
Waste Connections	1.9
Republic Services	1.9
McDonald's	1.9
S&P Global	1.9
AbbVie	1.8
Visa	1.8
Gilead Sciences	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Premium Income ETF (TCAL)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$39,155	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
T. ROWE PRICE
TCAL	Capital Appreciation Premium Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

3/26/25(1) Through
12/31/25
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.30
Net realized and unrealized gain/loss	0.31
Total from investment activities	0.61
Distributions
Net investment income	(1.16)
Tax return of capital	(0.81)
Total distributions	(1.97)
NET ASSET VALUE
End of period	$ 23.64
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	2.52%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.35%(5)
Net expenses after waivers/payments by Price Associates	0.35%(5)
Net investment income	1.61%(5)
Portfolio turnover rate(6)	157.4%
Net assets, end of period (in thousands)	$ 211,568

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

December 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 100.1%
CONSUMER DISCRETIONARY 9.2%
Broadline Retail 1.6%
Amazon.com (1)(2)	14,900	3,439
		3,439
Diversified Consumer Services 1.7%
Service International	45,725	3,565
		3,565
Hotels, Restaurants & Leisure 5.9%
Domino's Pizza (1)	8,477	3,533
McDonald's (1)	12,927	3,951
Starbucks (1)	24,939	2,100
Yum! Brands (1)	19,445	2,942
		12,526
Total Consumer Discretionary		19,530
CONSUMER STAPLES 8.7%
Beverages 2.4%
Keurig Dr Pepper	72,525	2,032
PepsiCo	22,069	3,167
		5,199
Consumer Staples Distribution & Retail 3.3%
Costco Wholesale (1)	1,750	1,509
Kroger (1)	41,600	2,599
Walmart	25,241	2,812
		6,920

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Food Products 0.5%
Mondelez International	19,135	1,030
		1,030
Household Products 2.5%
Church & Dwight (1)	24,400	2,046
Procter & Gamble (1)	23,100	3,311
		5,357
Total Consumer Staples		18,506
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Exxon Mobil (1)	15,020	1,808
Total Energy		1,808
FINANCIALS 14.5%
Capital Markets 3.8%
Cboe Global Markets (1)	8,500	2,134
CME Group	7,600	2,075
S&P Global (1)	7,553	3,947
		8,156
Financial Services 3.8%
Mastercard, Class A (1)	7,240	4,133
Visa, Class A (1)	10,872	3,813
		7,946
Insurance 6.9%
Aon, Class A	7,969	2,812
Arthur J. Gallagher (1)	13,978	3,618
Brown & Brown (1)	26,764	2,133
Marsh & McLennan (1)	19,911	3,694

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Willis Towers Watson	7,039	2,313
		14,570
Total Financials		30,672
HEALTH CARE 19.3%
Biotechnology 4.5%
AbbVie (1)	16,900	3,862
Cytokinetics (1)(2)	30,531	1,940
Gilead Sciences (1)	30,571	3,752
		9,554
Health Care Equipment & Supplies 6.6%
Abbott Laboratories (1)	21,000	2,631
Becton Dickinson & Company	17,500	3,396
GE HealthCare Technologies (1)	25,205	2,067
Medtronic	36,523	3,509
Steris	9,109	2,309
		13,912
Health Care Providers & Services 2.6%
Cardinal Health	7,000	1,438
Cencora (1)	4,800	1,621
McKesson	3,117	2,557
		5,616
Life Sciences Tools & Services 4.2%
Danaher	7,669	1,756
Thermo Fisher Scientific (1)	6,939	4,021
Waters (1)(2)	8,055	3,059
		8,836

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 1.4%
Johnson & Johnson (1)	13,900	2,877
		2,877
Total Health Care		40,795
INDUSTRIALS & BUSINESS SERVICES 21.3%
Aerospace & Defense 5.4%
General Dynamics (1)	7,758	2,612
L3Harris Technologies (1)	10,056	2,952
Lockheed Martin (1)	5,531	2,675
Northrop Grumman (1)	3,632	2,071
RTX (1)	5,660	1,038
		11,348
Commercial Services & Supplies 9.0%
Cintas (1)	21,931	4,124
Republic Services	18,826	3,990
Rollins (1)	33,133	1,989
Veralto	21,641	2,159
Waste Connections	22,760	3,991
Waste Management (1)	13,240	2,909
		19,162
Electrical Equipment 0.4%
AMETEK (1)	4,022	826
		826
Ground Transportation 0.7%
CSX (1)	44,046	1,597
		1,597
Machinery 3.3%
Fortive (1)	53,157	2,935
Illinois Tool Works	5,450	1,342

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Otis Worldwide (1)	30,525	2,666
		6,943
Professional Services 2.5%
Automatic Data Processing	7,355	1,892
Booz Allen Hamilton (1)	40,300	3,400
		5,292
Total Industrials & Business Services		45,168
INFORMATION TECHNOLOGY 6.9%
Communications Equipment 0.9%
Motorola Solutions (1)	4,900	1,878
		1,878
Electronic Equipment, Instruments & Components 0.7%
Teledyne Technologies (1)(2)	3,000	1,532
		1,532
Software 5.3%
Microsoft (1)	7,039	3,404
PTC (1)(2)	16,355	2,850
Roper Technologies	6,003	2,672
Workday (1)(2)	10,056	2,160
		11,086
Total Information Technology		14,496
MATERIALS 1.6%
Chemicals 1.6%
Linde	8,000	3,411
Total Materials		3,411
REAL ESTATE 2.9%
Specialized REITs 2.9%
American Tower, REIT	18,233	3,201

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
SBA Communications, REIT (1)	15,020	2,905
Total Real Estate		6,106
UTILITIES 14.8%
Electric Utilities 8.5%
Alliant Energy (1)	31,476	2,046
Duke Energy (1)	24,105	2,826
Entergy	28,003	2,588
Evergy (1)	29,935	2,170
Exelon (1)	57,119	2,490
PPL	92,654	3,245
Southern (1)	30,300	2,642
		18,007
Multi-Utilities 6.3%
Ameren	23,600	2,357
CenterPoint Energy (1)	65,968	2,529
CMS Energy (1)	23,145	1,618
DTE Energy (1)	19,974	2,576
NiSource (1)	54,012	2,256
WEC Energy Group (1)	17,913	1,889
		13,225
Total Utilities		31,232
Total Common Stocks (Cost $212,239)		211,724
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4)	797,152	797
Total Short-Term Investments (Cost $797)		797
Total Investments in Securities 100.5% of Net Assets (Cost $213,036)		$212,521

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2)	Non-income producing.
(3)	Seven-day yield
(4)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.5)%
Exchange-Traded Options Written (0.5)%

Description	Contracts	Notional Amount	$ Value
Abbott Laboratories, Call, 2/20/26 @ $135.00	127	1,591	(11)
Abbott Laboratories, Call, 2/20/26 @ $140.00	83	1,040	(3)
AbbVie, Call, 1/16/26 @ $230.00	3	69	(1)
AbbVie, Call, 1/16/26 @ $240.00	166	3,793	(11)
Alliant Energy, Call, 1/16/26 @ $67.50	314	2,041	(6)
Amazon.com, Call, 1/16/26 @ $250.00	143	3,301	(5)
Amazon.com, Call, 1/16/26 @ $255.00	6	138	—
Ameren, Call, 1/16/26 @ $100.00	8	80	(1)
Ameren, Call, 1/16/26 @ $105.00	228	2,277	(5)
American Tower, Call, 1/16/26 @ $180.00	172	3,020	(22)
American Tower, Call, 1/16/26 @ $190.00	10	176	—
AMETEK, Call, 1/16/26 @ $210.00	39	801	(7)
AMETEK, Call, 1/16/26 @ $220.00	1	20	—
Aon, Call, 1/16/26 @ $360.00	75	2,647	(16)
Aon, Call, 1/16/26 @ $370.00	4	141	—
Arthur J. Gallagher, Call, 1/16/26 @ $270.00	117	3,028	(19)
Arthur J. Gallagher, Call, 1/16/26 @ $280.00	20	518	(2)
Arthur J. Gallagher, Call, 2/20/26 @ $280.00	2	52	(1)
Automatic Data Processing, Call, 1/16/26 @ $270.00	70	1,801	(3)
Automatic Data Processing, Call, 1/16/26 @ $280.00	3	77	—
Becton Dickinson & Company, Call, 1/16/26 @ $210.00	7	136	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Becton Dickinson & Company, Call, 1/16/26 @ $220.00	5	97	—
Becton Dickinson & Company, Call, 3/20/26 @ $210.00	159	3,086	(55)
Becton Dickinson & Company, Call, 3/20/26 @ $220.00	4	78	(1)
Booz Allen Hamilton, Call, 1/16/26 @ $90.00	392	3,307	(25)
Booz Allen Hamilton, Call, 1/16/26 @ $100.00	11	93	—
Brown & Brown, Call, 1/16/26 @ $85.00	267	2,128	(3)
Cardinal Health, Call, 1/16/26 @ $210.00	68	1,397	(13)
Cardinal Health, Call, 1/16/26 @ $217.50	2	41	—
Cboe Global Markets, Call, 1/16/26 @ $260.00	83	2,083	(9)
Cboe Global Markets, Call, 1/16/26 @ $267.50	2	50	—
Cencora, Call, 1/16/26 @ $360.00	48	1,621	(5)
CenterPoint Energy, Call, 1/16/26 @ $39.00	3	11	—
CenterPoint Energy, Call, 1/16/26 @ $40.00	656	2,515	(5)
Church & Dwight, Call, 1/16/26 @ $85.00	2	17	—
Church & Dwight, Call, 1/16/26 @ $90.00	242	2,029	(2)
Cintas, Call, 1/16/26 @ $195.00	212	3,987	(16)
Cintas, Call, 1/16/26 @ $197.50	4	75	—
Cintas, Call, 1/16/26 @ $200.00	3	56	—
CME Group, Call, 1/16/26 @ $280.00	71	1,939	(11)
CME Group, Call, 1/16/26 @ $290.00	5	137	—
CMS Energy , Call, 1/16/26 @ $70.00	225	1,573	(21)
CMS Energy , Call, 1/16/26 @ $75.00	6	42	—
Costco Wholesale , Call, 1/16/26 @ $895.00	17	1,466	(6)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
CSX , Call, 1/16/26 @ $37.50	440	1,595	(8)
Cytokinetics, Call, 1/16/26 @ $100.00	305	1,938	(2)
Danaher, Call, 1/16/26 @ $230.00	71	1,625	(29)
Danaher, Call, 1/16/26 @ $240.00	5	114	—
Domino's Pizza, Call, 1/16/26 @ $440.00	1	42	—
Domino's Pizza, Call, 1/16/26 @ $460.00	83	3,460	(3)
DTE Energy, Call, 1/16/26 @ $135.00	199	2,567	(4)
Duke Energy, Call, 1/16/26 @ $120.00	241	2,825	(13)
Entergy , Call, 1/16/26 @ $95.00	269	2,486	(12)
Entergy , Call, 1/16/26 @ $100.00	11	102	—
Evergy, Call, 1/16/26 @ $75.00	291	2,109	(7)
Evergy, Call, 1/16/26 @ $77.50	8	58	—
Exelon, Call, 1/16/26 @ $46.00	571	2,489	(1)
Exxon Mobil , Call, 1/16/26 @ $120.00	146	1,757	(29)
Exxon Mobil , Call, 1/16/26 @ $125.00	4	48	—
Fortive, Call, 1/16/26 @ $60.00	478	2,639	(18)
Fortive, Call, 2/20/26 @ $60.00	9	50	(1)
Fortive, Call, 3/20/26 @ $60.00	44	243	(5)
GE HealthCare Technologies, Call, 1/16/26 @ $87.50	252	2,067	(32)
General Dynamics, Call, 1/16/26 @ $350.00	72	2,424	(5)
General Dynamics, Call, 1/16/26 @ $360.00	5	168	—
Gilead Sciences, Call, 1/16/26 @ $125.00	4	49	(1)
Gilead Sciences, Call, 1/16/26 @ $130.00	301	3,694	(14)
Illinois Tool Works, Call, 1/16/26 @ $260.00	54	1,330	(2)
Johnson & Johnson, Call, 1/16/26 @ $220.00	139	2,877	(3)
Keurig Dr. Pepper, Call, 1/16/26 @ $29.00	695	1,947	(9)
Keurig Dr. Pepper, Call, 1/16/26 @ $31.00	30	84	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Kroger, Call, 1/16/26 @ $65.00	416	2,599	(13)
L3Harris Technologies, Call, 1/16/26 @ $310.00	100	2,936	(7)
Linde, Call, 1/16/26 @ $420.00	1	43	(1)
Linde, Call, 1/16/26 @ $430.00	3	128	(2)
Linde, Call, 1/16/26 @ $440.00	76	3,241	(15)
Lockheed Martin, Call, 1/16/26 @ $490.00	50	2,418	(27)
Lockheed Martin, Call, 1/16/26 @ $500.00	4	193	(1)
Lockheed Martin, Call, 1/16/26 @ $510.00	1	48	—
Marsh & McLennan Cos., Call, 1/16/26 @ $190.00	185	3,432	(23)
Marsh & McLennan Cos., Call, 1/16/26 @ $195.00	14	260	(1)
Mastercard, Call, 1/16/26 @ $595.00	3	171	—
Mastercard, Call, 1/16/26 @ $600.00	69	3,939	(5)
McDonald's, Call, 1/16/26 @ $325.00	3	92	—
McDonald's, Call, 1/16/26 @ $330.00	126	3,851	(2)
McKesson, Call, 1/16/26 @ $860.00	29	2,379	(12)
McKesson, Call, 1/16/26 @ $870.00	2	164	(1)
Medtronic, Call, 1/16/26 @ $100.00	6	58	—
Medtronic, Call, 1/16/26 @ $105.00	359	3,449	(2)
Microsoft, Call, 1/16/26 @ $535.00	70	3,385	(1)
Mondelez International, Call, 1/16/26 @ $57.50	191	1,028	(1)
Motorola Solutions, Call, 1/16/26 @ $390.00	48	1,840	(21)
Motorola Solutions, Call, 1/16/26 @ $410.00	1	38	—
NiSource, Call, 1/16/26 @ $45.00	27	113	—
NiSource, Call, 2/20/26 @ $45.00	513	2,142	(10)
Northrop Grumman, Call, 1/16/26 @ $590.00	1	57	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Northrop Grumman, Call, 1/16/26 @ $595.00	35	1,996	(8)
Otis Worldwide, Call, 1/16/26 @ $90.00	3	26	—
Otis Worldwide, Call, 1/16/26 @ $92.50	302	2,638	(2)
PepsiCo, Call, 1/16/26 @ $155.00	220	3,157	(3)
PPL, Call, 1/16/26 @ $35.00	24	84	(1)
PPL, Call, 1/16/26 @ $36.00	902	3,159	(16)
Procter & Gamble, Call, 1/16/26 @ $150.00	231	3,310	(7)
PTC, Call, 1/16/26 @ $190.00	7	122	—
PTC, Call, 1/16/26 @ $200.00	152	2,648	(6)
PTC, Call, 2/20/26 @ $195.00	4	70	(1)
Republic Services, Call, 1/16/26 @ $230.00	160	3,391	(6)
Republic Services, Call, 1/16/26 @ $240.00	12	254	—
Republic Services, Call, 2/20/26 @ $230.00	14	297	(2)
Republic Services, Call, 3/20/26 @ $230.00	2	42	—
Rollins, Call, 1/16/26 @ $62.50	331	1,987	(12)
Roper Technologies, Call, 2/20/26 @ $480.00	5	223	(3)
Roper Technologies, Call, 2/20/26 @ $490.00	52	2,315	(16)
Roper Technologies, Call, 2/20/26 @ $500.00	3	134	(1)
RTX , Call, 1/16/26 @ $190.00	56	1,027	(5)
S&P Global, Call, 1/16/26 @ $530.00	63	3,292	(29)
S&P Global, Call, 1/16/26 @ $540.00	9	470	(2)
S&P Global, Call, 2/20/26 @ $550.00	1	52	(1)
S&P Global, Call, 2/20/26 @ $570.00	1	52	(1)
S&P Global, Call, 3/20/26 @ $570.00	1	52	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
SBA Communications, Call, 1/16/26 @ $200.00	150	2,901	(16)
Service International, Call, 1/16/26 @ $82.50	457	3,563	(9)
Southern, Call, 1/16/26 @ $90.00	303	2,642	(8)
Starbucks, Call, 1/16/26 @ $95.00	249	2,097	(2)
STERIS, Call, 1/16/26 @ $260.00	4	101	(1)
STERIS, Call, 1/16/26 @ $270.00	87	2,206	(7)
Teledyne Technologies, Call, 1/16/26 @ $520.00	29	1,481	(18)
Teledyne Technologies, Call, 1/16/26 @ $540.00	1	51	—
Thermo Fisher Scientific, Call, 1/16/26 @ $590.00	65	3,766	(49)
Thermo Fisher Scientific, Call, 1/16/26 @ $600.00	4	232	(2)
Veralto, Call, 1/16/26 @ $100.00	1	10	—
Veralto, Call, 1/16/26 @ $105.00	207	2,065	(5)
Veralto, Call, 1/16/26 @ $110.00	8	80	—
Visa, Call, 1/16/26 @ $355.00	1	35	—
Visa, Call, 1/16/26 @ $365.00	107	3,753	(5)
Walmart, Call, 1/16/26 @ $120.00	252	2,807	(2)
Waste Connections, Call, 1/16/26 @ $185.00	4	70	—
Waste Connections, Call, 1/16/26 @ $190.00	7	123	—
Waste Connections, Call, 2/20/26 @ $195.00	4	70	—
Waste Connections, Call, 3/20/26 @ $180.00	207	3,630	(91)
Waste Connections, Call, 3/20/26 @ $185.00	1	18	—
Waste Connections, Call, 3/20/26 @ $195.00	4	70	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Waste Management, Call, 1/16/26 @ $230.00	8	176	—
Waste Management, Call, 3/20/26 @ $240.00	124	2,724	(25)
Waters, Call, 1/16/26 @ $390.00	76	2,887	(32)
Waters, Call, 1/16/26 @ $400.00	1	38	—
Waters, Call, 1/16/26 @ $410.00	3	114	(1)
WEC Energy Group, Call, 1/16/26 @ $110.00	179	1,888	(2)
Willis Towers Watson, Call, 1/16/26 @ $340.00	1	33	—
Willis Towers Watson, Call, 1/16/26 @ $350.00	2	66	—
Willis Towers Watson, Call, 1/16/26 @ $360.00	65	2,136	(6)
Willis Towers Watson, Call, 1/16/26 @ $370.00	2	66	—
Workday, Call, 1/16/26 @ $240.00	98	2,105	(3)
Workday, Call, 1/16/26 @ $250.00	2	43	—
Yum! Brands, Call, 1/16/26 @ $160.00	2	30	—
Yum! Brands, Call, 1/16/26 @ $170.00	3	45	—
Yum! Brands, Call, 2/20/26 @ $165.00	185	2,799	(14)
Yum! Brands, Call, 3/20/26 @ $165.00	4	60	(1)
Total Options Written (Premiums $(1,630))			(1,049)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$28
Totals	$—#	$—	$28+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 12/31/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$797
	Total			$797^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $28 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $797.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

December 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $213,036)	$212,521
Receivable for shares sold	1,182
Dividends receivable	202
Receivable for investment securities sold	3
Total assets	213,908
Liabilities
Payable for investment securities purchased	1,233
Options written (premiums $1,630)	1,049
Investment management and administrative fees payable	58
Total liabilities	2,340
NET ASSETS	$211,568
Net Assets Consists of:
Total distributable earnings (loss)	$(3,260)
Paid-in capital applicable to 8,950,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	214,828
NET ASSETS	$211,568
NET ASSET VALUE PER SHARE	$23.64
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

    STATEMENT OF OPERATIONS

($000s)
3/26/25 Through
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1)	$1,649
Interest	1
Total income	1,650
Expenses
Investment management and administrative expense	287
Miscellaneous expense	5
Total expenses	292
Net investment income	1,358
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(3,873)
In-kind redemptions	197
Futures	291
Options written	4,516
Net realized gain	1,131
Change in net unrealized gain / loss
Securities	(515)
Options written	581
Change in unrealized gain / loss	66
Net realized and unrealized gain / loss	1,197
INCREASE IN NET ASSETS FROM OPERATIONS	$2,555
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
3/26/25 Through
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,358
Net realized gain	1,131
Change in net unrealized gain / loss	66
Increase in net assets from operations	2,555
Distributions to shareholders
Net earnings	(5,815)
Tax return of capital	(4,088)
Decrease in net assets from distributions	(9,903)
Capital share transactions*
Shares sold	221,411
Shares redeemed	(2,495)
Increase in net assets from capital share transactions	218,916
Net Assets
Increase during period	211,568
Beginning of period	-
End of period	$211,568
*Share information (000s)
Shares sold	9,050
Shares redeemed	(100)
Increase in shares outstanding	8,950
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital Appreciation Premium Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on March 26, 2025. The fund seeks to provide regular distributions while aiming for capital preservation with potential for capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$211,724	$—	$—	$211,724
Short-Term Investments	797	—	—	797
Total	$212,521	$—	$—	$212,521
Liabilities
Options Written	$—	$1,049	$—	$1,049
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the period ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

the fair value of the fund’s derivative instruments held as of December 31, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Liabilities
Equity derivatives	Options Written	$1,049
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
(000s) Location of Gain (Loss) on Statement of Operations
	Options Written	Futures	Total
Realized Gain (Loss)
Equity derivatives	$4,516	$291	$4,807
Change in Unrealized Gain (Loss)
Equity derivatives	$581	$—	$581
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash, debt securities issued by the U.S. government or related agencies, or equity securities. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $51,792,000 has been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts
The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the period ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
Options
The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the period ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 98% and 101% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $202,081,000 and $179,739,000, respectively, for the period ended December 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $196,060,000 and $2,485,000, respectively, for the period ended December 31, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, an over-distribution of taxable income not deemed a return of capital for tax purposes and the recharacterization of distributions.
The tax character of distributions paid for the period presented is as follows:
($000s)
December 31,
2025
Ordinary income (including short-term capital gains, if any)	$5,640
Long-term capital gain	175
Return of capital	4,088
Total distributions	$9,903
At December 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$216,363
Unrealized appreciation	$5,518
Unrealized depreciation	(8,778)
Net unrealized appreciation (depreciation)	$(3,260)
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$(3,260)
Total distributable earnings (loss)	$(3,260)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and straddle deferrals.
NOTE  6  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  7  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.34% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,000,000 shares of the fund, representing 11% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  8  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  9  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Capital Appreciation Premium Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Capital Appreciation Premium Income ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 26, 2025 (inception) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period March 26, 2025 (inception) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $175,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $31,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders,  $31,000 of the fund’s income qualifies for the dividends-received deduction.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1176-050 02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026